Notes Payable and Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes Payable and Convertible Notes Payable [Abstract]
Notes Payable and Convertible Notes Payable

Note 4 – Notes Payable and Convertible Notes Payable

Notes Payable - Net

Between June 2012 and October 2023, the Company issued promissory notes to 13 individuals in the aggregate of $1,370,009 with various interest rates ranging from 0% to 12% and maturity dates of September 30, 2025. The promissory notes are unsecured. On May 1, 2025, the Company redeemed a Promissory Note with a principal balance of $100,000 and accrued interest of $12,603. As of June 30, 2025 and December 31, 2024, the Company had outstanding Notes Payable of $1,270,009 and $1,370,000, respectively.

Convertible Notes Payable - Net

The Company had the following activity related to its convertible notes payable:

Balance - December 31, 2024	$578,708
Proceeds (face amount of note)	750,000
Derivative liability recognized as debt discount	(953,571)
Amortization of debt discount	115,129
Balance – June 30, 2025	$490,266

Convertible Notes Payable are summarized as follows:

Notes issued in 2024

Between March 2024 and November 2024, the Company entered into securities purchase agreements (the “SPAs”) with 16 individuals in the aggregate of $578,708 with an interest rate of 8%. The Notes mature twelve (12) months from the dates of issue. The principal amounts of the notes together with any accrued interest are convertible into common shares at any time prior or at maturity at a price of $0.10 per common share. The Notes, together with any accrued interest, shall automatically convert into common shares at a price of $0.10 per share upon the successful uplisting of the Company’s common stock onto the NASDAQ, CBOE OR NYSE American stock exchanges.

Note issued in 2025

In January, 2025, the Company entered into securities purchase agreements (the “SPAs”) with 2 individuals, pursuant to which the Company agreed to issue to the Investors Promissory Notes (the “Notes”), in the aggregate principal amount of $100,000 with an interest rate of 8% per annum. The Notes mature twelve (12) months from the dates of issue. The principal amounts of the notes together with any accrued interest are convertible into common shares at any time prior or at maturity at a price of $0.10 per common share. The Notes, together with any accrued interest, shall automatically convert into common shares at a price of $0.10 per share upon the successful uplisting of the Company’s common stock onto the NASDAQ, CBOE or NYSE American stock exchanges.

In April and May, 2025, the Company entered into securities purchase agreements (the “SPAs”) with 7 individuals, pursuant to which the Company agreed to issue to the Investors Promissory Notes (the “Notes”), in the aggregate principal amount of $650,000 with an interest rate of 8% per annum. The Notes mature twelve (12) months from the dates of issue. If, prior to the Maturity Date, the Company’s securities are accepted for listing on a national securities exchange (an “Uplist”), then the outstanding principal and interest of the Notes shall automatically convert into Common Stock, at a conversion price equal to: (a) if in connection with the Uplist the Company issues and sells shares of its Common Stock, or securities convertible into or exchangeable for shares of Common Stick, whether in a public offering or a private placement, eighty-five percent (85%) of the per share price paid by the investors in such offering, or (b) otherwise eighty-five percent (85%) of the VWAP of the Common Stock on the day on which the Company’s Common Stock first opens for trading on such exchange, or (b) if the Notes have not previously been converted then upon the Maturity Date, the Conversion Amount shall be convertible, at the election of the Holder, into Common Stock at a conversion rate equal to a eighty-five percent (85%) of the average VWAP for the five Trading Days immediately preceding the Maturity Date.

The Company valued the conversion feature using the Black-Scholes pricing model. The fair value of the derivative liability for all the notes that became convertible with variable conversion price during the three and six months ended June 30, 2025 amounted to $1,070,788, and $953,571 of the value assigned to the derivative liability was recognized as a debt discount to the notes while the balance of $117,217 was recognized as loss on extinguishment of debt.

As of June 30, 2025 and December 31, 2024, the Company had outstanding Convertible Notes Payable of $490,266 and $578,708, respectively.

Modification and Extinguishment of Convertible Notes Payable

On April 3, 2025, the Company entered into Note Extension and Modification Agreements with 11 of our Noteholders, extending the maturity dates on their Notes to December 31, 2025. The conversion features of the notes were modified such that if, prior to the Maturity Date, the Company’s securities are accepted for listing on a national securities exchange (an “Uplist”), then the outstanding principal and interest of the Notes shall automatically convert into Common Stock, at a conversion price equal to: (a) if in connection with the Uplist the Company issues and sells shares of its Common Stock, or securities convertible into or exchangeable for shares of Common Stick, whether in a public offering or a private placement, eighty-five percent (85%) of the per share price paid by the investors in such offering, or (b) otherwise eighty-five percent (85%) of the VWAP of the Common Stock on the day on which the Company’s Common Stock first opens for trading on such exchange, or (b) if the Notes have not previously been converted then upon the Maturity Date, the Conversion Amount shall be convertible, at the election of the Holder, into Common Stock at a conversion rate equal to a eighty-five percent (85%) of the average VWAP for the five Trading Days immediately preceding the Maturity Date.

The Company evaluated the modification of terms under ASC 470-50, “Debt - Modification and Extinguishment”, and concluded that the extension of the maturity dates did not result in significant change, however, the amendment of conversion price was fundamentally different from the existing debt and resulted in an extinguishment of the debt. Accordingly, the Company recorded a loss on extinguishment of debt of $117,217.

Specifically, on the date of modification, the Company determined that the present value of the cash flows of the modified debt instruments were less than 10% different from the present value of the remaining cash flows under the original debt instruments.

Inducements

In March 2024, the Company recorded 2,080,000 shares of common stock issuable as inducements to 7 individuals for the extension of 7 promissory notes to July 1, 2024, which shares were valued at $0.25 per share, using the quoted stock price of the Company’s common stock on a date of issuance. The Company recorded $520,000 as inducement expense in March, 2024.

Interest expense and amortization of debt discount

During the three months ended June 30, 2025 and 2024, the Company recorded interest expense for notes payable and convertible notes of $6,205 and $14,162, respectively. During the six months ended June 30, 2025 and 2024, the Company recorded interest expense for notes payable and convertible notes of $25,522 and $21,797, respectively.

During the three months ended June 30, 2025 and 2024, the Company recorded amortization of debt discount of $115,129 and $7,000, respectively. During the six months ended June 30, 2025 and 2024, the Company recorded amortization of debt discount of $115,129 and $15,000, respectively.

Note 4 – Notes Payable and Convertible Notes Payable

Notes Payable - Net

The Company had the following activity related to its notes payable:

Balance - December 31, 2022	$507,136
Proceeds (face amount of note)	222,873
Reclassifications	640,000
Balance - December 31, 2023	$1,370,009
Balance - December 31, 2024	$1,370,009

Notes payable are summarized as follows:

		Interest		December 31,	December 31,
Issue Date	Maturity Date	Rate	Collateral	2024	2023
June 2012 (2)	April 2025	8%	Unsecured	$6,240	$6,240
May 2014 (2)	April 2025	8%	Unsecured	3,456	3,456
June 2016 (2)	April 2025	8%	Unsecured	38,216	38,216
January 2017 (2)	April 2025	8%	Unsecured	7,344	7,344
November 2020 (2)	April 2025	12%	Unsecured	46,480	46,480
March 2021 (2)	April 2025	8%	Unsecured	5,400	5,400
November 2021 (2)	April 2025	0%	Unsecured	250,000	250,000
February 2022 (2)	April 2025	0%	Unsecured	150,000	150,000
August 2023 (2)	April 2025	8%	Unsecured	122,873	122,873
January 2023 (1,2)	April 2025	0%	Unsecured	100,000	100,000
October 2022 (1,2)	April 2025	0%	Unsecured	440,000	440,000
November 2022 (1,2)	April 2025	0%	Unsecured	100,000	100,000
October 2023 (3)	April 2025	8%	Unsecured	100,000	100,000
			Notes payable	$1,370,009	$1,370,009

(1)	In November 2023, the convertible notes were amended to remove the conversion features and the Company reclassified $640,000 from convertible notes to notes payable

(2)	In October 2024, the Company entered into agreements with 16 noteholders, extending the maturity on their note to April 1, 2025.

(3)	In October 2024, the Company entered into agreements with 1 noteholder, extending the maturity on their note to April 1, 2025. In consideration thereof, the noteholder received 500,000 shares of common stock

Note issued in 2023

Effective August 10, 2023, we entered into a Common Stock Repurchase Agreement, pursuant to which we repurchased 171,162,746 shares of our common stock. In payment of such shares, we issued a promissory note in the principal amount of $122,873 that bears interest at 8% per annum.

Modification of Notes Payable

The notes listed above issued in between June 2012 and February 2022, totaling $507,136 were originally due at various dates in 2023. In 2023, the Company extended the maturity dates of these notes listed above to January 2024 or April 2024. In 2024, the Company extended the maturity dates of all notes listed above to April 2025.

The Company evaluated the modification of terms under ASC 470-50, “Debt - Modification and Extinguishment”, and concluded that the extension of the maturity dates did not result in significant and consequential changes to the economic substance of the debt, and thus resulted in a modification of the debt and not an extinguishment of the debt. Accordingly, no gain or loss on debt extinguishment was recorded.

Specifically, on the date of modification, the Company determined that the present value of the cash flows of the modified debt instruments were less than 10% different from the present value of the remaining cash flows under the original debt instruments.

See below for discussion of inducement expense.

Convertible Notes Payable - Net

The Company had the following activity related to its convertible notes payable:

Balance - December 31, 2022	$828,344
Proceeds (face amount of note)	205,000
Reclassifications	(640,000)
Original issue debt discount	(65,000)
Amortization of debt discount	469,514
Conversion of notes payable to common stock	(797,858)
Balance - December 31, 2023	$-
Proceeds (face amount of note)	628,708
Guaranteed interest recorded to convertible note payable	5,000
Original issue debt discount	(10,000)
Guaranteed interest – debt discount	(5,000)
Repayments including guaranteed interest	(55,000)
Amortization of debt discount	15,000
Balance - December 31, 2024	$578,708

Convertible Notes Payable are summarized as follows:

		Interest		December 31,	December 31,
Issue Date	Maturity Date	Rate	Collateral	2024	2023
March 2024	March 2025	8%	Unsecured	150,000	-
March 2024	March 2025	8%	Unsecured	50,000	-
March 2024	March 2025	8%	Unsecured	50,000	-
April 2024	April 2025	8%	Unsecured	10,000	-
April 2024	April 2025	8%	Unsecured	20,000	-
May 2024	May 2025	8%	Unsecured	10,000	-
May 2024	May 2025	8%	Unsecured	100,000	-
July 2024	July 2025	8%	Unsecured	5,000	-
July 2024	July 2025	8%	Unsecured	15,000	-
July 2024	July 2025	8%	Unsecured	10,000	-
July 2024	July 2025	8%	Unsecured	4,000	-
July 2024	July 2025	8%	Unsecured	50,000	-
August 2024	August 2025	8%	Unsecured	10,000	-
November 2024	November 2025	8%	Unsecured	10,000	-
November 2024	November 2025	8%	Unsecured	30,000	-
November 2024	November 2025	8%	Unsecured	54,708	-
				$578,708	$-
			Less: unamortized debt discount	-	-
			Convertible notes payable – net	$578,708	$-

Notes issued in 2024

In February, 2024, the Company entered into a securities purchase agreement (the “SPA”), pursuant to which the Company agreed to issue to the Investor a Promissory Note (the “Note”), dated February 12, 2024, in the principal amount of $50,000. The Note was funded by the Investor on February 15, 2024, with the Company receiving funding of $40,000, net of OID of $15,000, including guaranteed interest of 10% per calendar year, or $5,000. The Note matures on May 12, 2024. In July, 2024 the Company extended the maturity on the note to October 1, 2024. In consideration thereof, the noteholder received a warrant to purchase 2 shares of the Company’s common stock for each $1 of indebtedness they held, at an exercise price of $0.30 per share and an expiration date of July 16, 2026. The shares underlying each warrant are to be included in the Company’s next-filed registration statement with the Securities and Exchange Commission on Form S-1. Only upon an event of default that shall not have been cured, the Note is convertible into shares of the Company’s common stock at any time at a conversion price equal to the lowest traded price of the Common Stock during the thirty (30) business days prior to the relevant notice of conversion; provided, however, that the Investor may not convert the Note to the extent that such conversion would result in the investor’s beneficial ownership of the Company’s common stock being in excess of 9.99% of the Company’s then-issued and outstanding common stock. The Note was repaid on May 9, 2024.

Between March 2024 and November, 2024, the Company entered into securities purchase agreements (the “SPAs”) with 13 individuals, pursuant to which the Company agreed to issue to the Investors Promissory Notes (the “Notes”), in the aggregate principal amount of $628,708 with an interest rate of 8% per annum. The Notes mature twelve (12) months from the dates of issue. The principal amounts of the notes together with any accrued interest are convertible into common shares at any time prior or at maturity at a price of $0.10 per common share. The Notes, together with any accrued interest, shall automatically convert into common shares at a price of $0.10 per share upon the successful uplisting of the Company’s common stock onto the NASDAQ, CBOE or NYSE American stock exchanges.

Note issued in 2023

In January 2023, the Company issued an unsecured, one (1) year, original issue discount convertible note with a face amount of $100,000. This note contained an original issue discount of $30,000, resulting in net proceeds of $70,000.

The total debt discount of $30,000 is being amortized over the life of the convertible note and has been recorded as a component of other income (expense) – net in the accompanying consolidated statements of operations.

This note is convertible at a 20% discount to market upon the effectiveness of the Company’s Form S-1 registration statement. This convertible note contains an embedded contingent conversion feature that until the contingency is resolved (declared effectiveness of the S-1 registration statement) is not required to be accounted for in accordance with the related accounting guidance. The embedded feature in this convertible note was not accounted for at September 30, 2023 and December 31, 2022, respectively, given the probability of the S-1 not becoming effective and also due to the expected inability to acquire sufficient funds from an effective S-1 to repay the note holder, as determined by the Company.

On November 8, 2023, the Company’s S-1 registration statement was declared effective. However, the lender has waived their right to the discount to market feature. As a result, both at September 30, 2023 and November 8, 2023, the Company was not required to account for the discount to market feature as a derivative liability.

In October and November 2023, the Company issued unsecured, one (1) month, original issue discount convertible notes with a total of face amount of $105,000. These notes contained an original issue discount of $35,000, resulting in net proceeds of $70,000. The convertible note was fully converted into 954,638 shares of common stock in November and December 2023. The notes were also issued with 62,000 bonus shares having a fair value of $11,098 ($0.179/share), based upon the closing price. These shares are considered an inducement expense. See Note 6 regarding common stock issued.

These notes are payable in cash or convertible at $0.11 per share, at the sole option of the Company.

In October 2023, the Company executed a one-year (1) note payable for $100,000. The note bears interest at 8% and is unsecured. The note was also issued with 1,000,000 shares of common stock having a fair value of $179,000 ($0.179/share), based upon the quoted closing price. These shares are considered and inducement expense. See Note 6 regarding common stock issued.

Modification and Extinguishment of Convertible Notes Payable (Year Ended December 31, 2023 and 2024)

Year Ended December 31, 2023

Maturity Date, Note Modifications in 2023 and Inducement Expense

In May 2023, the note issued in October 2022 ($440,000) were extended to January 2024.

The Company evaluated the modification of terms under ASC 470-50, “Debt - Modification and Extinguishment”, and concluded that the extension of the maturity date did not result in significant and consequential changes to the economic substance of the debt and thus resulted in a modification of the debt and not extinguishment of the debt. Accordingly, no gain or loss on debt extinguishment was recorded.

Specifically, on the date of modification, the Company determined that the present value of the cash flows of the modified debt instrument was less than 10% different from the present value of the remaining cash flows under the original debt instrument.

In May 2023, the outstanding $1,232,857 in convertible notes payable balance, $692,857 of these notes were converted to 6,298,703 shares of common stock ($0.11/share) (see Note 6 and below regarding inducement).

As a result, $540,000 in convertible notes remained from this initial debt modification (October 2022 - $440,000 (now due April 2024), and December 2022 - $100,000 (now due April 2024)).

In September 2023, all of the notes listed above ($540,000) as well as the note issued in January 2023 ($100,000) were extended to April 2024 (total $640,000).

The Company evaluated the modification of terms under ASC 470-50, “Debt - Modification and Extinguishment”, and concluded that the extension of the maturity dates resulted in significant and consequential changes to the economic substance of the debt totaling $640,000 (due April 2024), and thus resulted in an extinguishment of the debt. The Company issued 640,000 shares of common stock, having a fair value of $114,560 (based upon the quoted closing price of $0.179/share) in connection with the lender agreeing to extend the loan maturity date. There were no other changes to these notes payable. Accordingly, the Company recorded an inducement expense of $114,560.

In November, 2023, the holders of all of the convertible notes listed above waived the convertibility feature of these notes. As a result, $640,000 of Convertible Notes Payable were reclassified from Convertible Notes Payable to Notes Payable.

Specifically, on the date of modification, the Company determined that the present value of the cash flows of the modified debt instruments were greater than 10% different from the present value of the remaining cash flows under the original debt instruments.

In December 2023, 6 notes totaling $107,136 were extended to July 2024.

In March 2024, all of the notes listed above, as well as the note issued in January 2023 ($100,000) were extended to July 2024 (total ($640,000), in July, notes were extended to October 2024, and in October, the notes were extended to in April 2025.

See below for discussion of inducement expense.

Inducements

Fiscal year 2024

In March 2024, the Company recorded 2,080,000 shares of common stock issuable as inducements to 7 individuals for the extension of 7 promissory notes to July 1, 2024, which shares were valued at $0.25 per share. All shares were issued in April 2024. The Company recognized the extensions as debt extinguishment and recorded $520,000 as inducement expense.

In July 2024, the Company entered into agreements with 16 noteholders, extending the maturity on their notes to October 1, 2024. In consideration thereof, each noteholder received a warrant to purchase 2 shares of the Company’s common stock for each $1 of indebtedness they held, for an aggregate of 16 warrants exercisable into 2,541,276 shares of common stock, at an exercise price of $0.30 per share and an expiration date of July 16, 2026. The Company recorded $377,774 as inducement expense. In October, 2024, the Notes were further extended to April, 2025.

In October 2024, the Company entered into agreements with 16 noteholders, extending the maturity on their note to April 1, 2025.

In October 2024, the Company entered into agreements with 1 noteholder, extending the maturity on their note to April 1, 2025.

In consideration thereof, the noteholder received 500,000 shares of common stock, which shares were valued at $0.2136 per share. The Company recognized the extensions as debt extinguishment and recorded $106,800 as inducement expense.

Fiscal year 2023

1st Inducement

In May 2023, the Company added a second conversion feature to certain notes aggregating $342,857. The Company, in addition to allowing conversion at a discount to market pending the effectiveness of their S1 registration statement, allowed these debt holders an option to convert their debt at a fixed rate of $0.11/share.

In adding this substantive conversion option ($0.11/share), the Company determined that an inducement had occurred. Of the $692,857 in debt converted, $342,857 was the amount of debt that received a fixed rate conversion option ($0.11/share), the remaining $350,000 in debt did not receive a fixed rate conversion option, however, was converted at an agreed upon amount of $0.11/share.

The entire $692,857 was converted into 6,298,703 shares of common stock. See Note 5.

The fair value of the Company’s common stock on the date of inducement was in excess of the value of the debt converted by $102,857 as follows during the year ended December 31, 2023:

December 31, 2023
Fair value of common stock on conversion date	$445,714
Fair value of debt subject to inducement	342,857
Inducement expense	$102,857

2nd Inducement (summary of activity from above – excludes inducement related to addition of substantive conversion option at $0.11/share)

As noted above for various notes ($400,000) and convertible notes ($640,000) which were amended in September 2023 (aggregate $1,040,000) to extend the maturity date of these notes to April 2024, the Company issued 1,040,000 shares of common stock having a fair value of $186,160, based upon the quoted closing price of $0.179/share.

The fair value of the Company’s common stock on the date of inducement was in excess of the value of the debt converted by $186,160 as follows during the year ended December 31, 2023:

December 31, 2023
Fair value of debt and common stock on extinguishment date	$1,226,160
Fair value of debt subject to inducement	1,040,000
Inducement expense	$186,160

3rd Inducement

In October 2023, the Company issued convertible notes of $105,000. As a result of conversion of notes, the Company issued extra shares and recorded it as inducement expense.

The fair value of the Company’s common stock on the date of inducement was in excess of the value of the debt converted by $105,000 as follows during the year ended December 31, 2023:

December 31, 2023
Fair value of debt and common stock on extinguishment date	$154,438
Fair value of debt subject to inducement	105,000
Inducement expense	$49,438

See Note 6 regarding common stock issued.

Interest expense and amortization of debt discount

During the years ended December 31, 2024 and 2023, the Company recorded interest expense for notes payable and convertible notes of $56,794 and $15,714, respectively.

During the years ended December 31, 2024 and 2023, the Company recorded amortization of debt discount of $15,000 and $469,514, respectively.